Prepayments and other current assets	12 Months Ended
Mar. 31, 2025
Prepayments And Other Current Assets
Prepayments and other current assets

5. Prepayments and other current assets

Prepayments and other current assets consist of the following:

	As of March 31,
	2024	2025
	RMB	RMB	US$
Advances to vendors (a)	6,941,758	304,572	41,972
Loans to third-parties (b)	1,046,500	448,990	61,872
Rental deposits (c)	629,340	794,329	109,461
Advance to employees (d)	455,351	539,770	74,382
Others (e)	258,942	366,475	50,503
Prepayments and other current assets	9,331,891	2,454,136	338,190

(a)	Advances to vendors primarily included prepayment for service fee attributable to DAKA merchant membership service providers in 2024 and prepayment for office rental in 2025, which will be expensed in cost of revenues when the associated revenue is recognized.
(b)	Loans to third parties represents the balance lend to various third parties for their working capital needs with interest-free. There was no collection related to these loans to third parties by the Company subsequently as of the date of this report.
(c)	Rental deposit primarily comprises three months’ rent for the new office leased by the Group in October 2023, recognized as a security deposit in accordance with the terms of the lease agreement.
(d)	Advance to employees was provided to staff for travelling and business-related use and are expensed as incurred.
(e)	Others primarily included the prepayment of rent related to leases expiring within 12 months.